General (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Premiums and Contract Charges by Product

The following table summarizes premiums and contract charges by product.

($ in thousands)	2016	2015	2014
Premiums
Traditional life insurance	$52,333	$48,532	$44,222
Immediate annuities with life contingencies	—	5	240
Accident and health insurance	16,248	14,681	14,608

Total premiums	68,581	63,218	59,070

Contract charges
Interest-sensitive life insurance	75,940	74,829	73,151
Fixed annuities	69	119	295

Total contract charges	76,009	74,948	73,446

Total premiums and contract charges	$144,590	$138,166	$132,516